SUBSEQUENT EVENTS	12 Months Ended
Mar. 31, 2024
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

NOTE 16 – SUBSEQUENT EVENTS

On May 6, 2024, the Company established a wholly owned subsidiary in Hong Kong, Paranovus Entertainment Technology Limited (“Paranovus Hong Kong”).

On May 20, 2024, the Company signed a promissory note purchase agreement with Ms. Minzhu Xu, who is the chairperson of the Board. Pursuant to the purchase agreement, the Company issued an 8% promissory note with principal amount of $750,000 to Ms. Xu on May 20, 2024. The note will mature in 12 months after its issuance and can be pre-paid in part or in whole by the Company prior to its maturity date.

On July 5, 2024, the Company’s direct wholly owned subsidiary (the “Seller”), Happiness Holding Group Limited (“Happiness Hong Kong”) and Mr. Yuan Liu, who is not affiliate of the Company or any of its directors or officers (the “Purchaser”) entered into the instrument of share transfer. Pursuant to the instrument and the sold note, the Purchaser agreed to purchase the Happiness Hong Kong in exchange for cash consideration of HK$10,000 (the “Purchase Price”). Upon the closing of the transaction on July 5, 2024, the Buyer will become the sole shareholder of Happiness Hong Kong and as a result, assume all assets and liabilities of Happiness Hong Kong and subsidiaries owned or controlled by Happiness Hong Kong. The closing was completed on July 5, 2024.

On June 17, 2024, the Company established a subsidiary in China, Hainan Paranovus Entertainment Technology Limited (“Paranovus PRC”), which is wholly owned by Paranovus Hong Kong. Currently, both Paranovus Hong Kong and Paranovus PRC do not have operating business yet.

On July 17, 2024, the Company entered into a certain securities purchase agreement (the “SPA”) with certain investors (the “Purchasers”), pursuant to which the Company agreed to sell up to 60,000,000 Class A ordinary shares, par value $0.01 each (the “Class A Ordinary Shares”), at a per share purchase price of $0.45 (the “Offering”). The gross proceeds to the Company from this Offering are approximately $27,000,000, before deducting any fees or expenses. The Shares are expected to be issued to Purchasers on or about August 1, 2024, upon satisfaction of all closing conditions.

The Company evaluated all events and transactions that occurred after March 31, 2024 through the date of the issuance of the consolidated financial statements on July 31, 2024 and noted that there were no other material subsequent events.